S000003877 [Member] Expense Example, No Redemption - Putnam VT International Equity Fund	Dec. 31, 2025 USD ($)
Class IA Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	1,003
Class IB Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	108
Expense Example, No Redemption, 3 Years	337
Expense Example, No Redemption, 5 Years	584
Expense Example, No Redemption, 10 Years	$ 1,293